Segmental information - Summary of reconciliations of segment reporting information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmental information
Segment Adjusted EBITDA	€ 211,444	€ 187,862	€ 127,679
Unallocated Corporate Expenses	(85,598)	(85,849)	(50,811)
Share based compensation	(28,637)	(15,431)	(2,327)
Foreign currency gains, net	(26,690)	(5,437)	(13,806)
Litigation and settlement costs	(19,045)
Management restructuring costs	(5,528)
Professional Fees for SOX and ERP Implementations	(4,298)
One-time charitable donation for Ukrainian relief activities	(146)
Finance income	5,250	5,297	8,517
Finance costs	(41,447)	(32,540)	(16,658)
Impairment of intangible assets			(26,184)
Depreciation and amortization	(184,813)	(129,375)	(106,229)
Amortization of sport rights	(140,200)	(94,312)	(80,608)
Remeasurement of previously held equity-accounted investee	7,698
Share of loss of equity-accounted investees	(4,082)	(1,485)	(989)
Impairment of equity-accounted investee			(4,578)
Impairment loss on other financial assets	5	(5,889)	(1,698)
Net income before tax	17,790	23,824	22,125
Reportable segments
Segmental information
Segment Adjusted EBITDA	224,792	193,608	129,062
Amortization of sport rights	(140,200)	(94,312)	(80,608)
Share of loss of equity-accounted investees	(3,985)
Reportable segments | United states
Segmental information
Segment Adjusted EBITDA	(4,141)	(22,625)	(16,373)
Amortization of sport rights	(33,705)	(21,946)	(24,262)
All other segments
Segmental information
Segment Adjusted EBITDA	(13,348)	(5,746)	(1,383)
Betting revenue | Reportable segments | Rest of the World revenue
Segmental information
Segment Adjusted EBITDA	182,439	176,987	118,676
Amortization of sport rights	(40,093)	(16,101)	(10,933)
Betting AV revenue | Reportable segments | Rest of the World revenue
Segmental information
Segment Adjusted EBITDA	46,494	39,246	26,759
Amortization of sport rights	€ (66,402)	€ (56,266)	€ (45,413)